Portfolio of Investments September 30, 2025
SPXX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.6%
334641213 COMMON STOCKS - 98.9% 334641213
AUTOMOBILES & COMPONENTS - 2.4%
773 Harley-Davidson Inc $ 21,567
4,955 (a),(b) Rivian Automotive Inc, Class A 72,739
17,881 (b) Tesla Inc 7,952,038
TOTAL AUTOMOBILES & COMPONENTS 8,046,344
BANKS - 4.1%
31,831 Bank of America Corp 1,642,161
21,707 Citigroup Inc 2,203,261
83 First Citizens BancShares Inc/NC, Class A 148,500
4,818 First Horizon Corp 108,935
23,679 JPMorgan Chase & Co 7,469,067
158 (b) Texas Capital Bancshares Inc 13,356
26,233 Wells Fargo & Co 2,198,850
126 Wintrust Financial Corp 16,687
TOTAL BANKS 13,800,817
CAPITAL GOODS - 6.3%
576 Acuity Inc 198,369
2,309 AGCO Corp 247,225
4,980 (a),(b) Archer Aviation Inc, Class A 47,708
15,208 (a),(b) Array Technologies Inc 123,945
3,455 (b) Bloom Energy Corp, Class A 292,189
4,661 (b) Boeing Co/The 1,005,984
1,968 BWX Technologies Inc 362,840
610 Carlisle Cos Inc 200,666
4,864 Caterpillar Inc 2,320,858
16,282 CNH Industrial NV 176,660
1,002 Curtiss-Wright Corp 544,026
2,937 Deere & Co 1,342,973
4,905 Eaton Corp PLC 1,835,696
829 EMCOR Group Inc 538,469
905 Esab Corp 101,125
1,790 GE Vernova Inc 1,100,671
2,898 General Electric Co 871,776
5,257 Graco Inc 446,635
1,487 HEICO Corp 480,033
8,483 Honeywell International Inc 1,785,671
5,979 Illinois Tool Works Inc 1,559,084
121 Lincoln Electric Holdings Inc 28,535
2,869 Lockheed Martin Corp 1,432,233
974 (b) MasTec Inc 207,277
4,533 (b) NEXTracker Inc, Class A 335,397
728 (b) NuScale Power Corp 26,208
1,341 Oshkosh Corp 173,928
2,411 Owens Corning 341,060
15,700 RTX Corp 2,627,081
5,238 (b) Shoals Technologies Group Inc, Class A 38,813
386 (b) Spirit AeroSystems Holdings Inc, Class A 14,900
5,935 (b) Sunrun Inc 102,616
498 Valmont Industries Inc 193,089
620 Watsco Inc 250,666
TOTAL CAPITAL GOODS 21,354,406
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,928 Booz Allen Hamilton Holding Corp 292,654
572 (b) CACI International Inc, Class A 285,302
463 (b) Clarivate PLC 1,773
765 (b) Clean Harbors Inc 177,648
2,669 (b) GEO Group Inc/The 54,688
1,032 RB Global Inc 111,828
636 Science Applications International Corp 63,199

Portfolio of Investments September 30, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
3,091 SS&C Technologies Holdings Inc $ 274,357
1,330 TransUnion 111,428
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,372,877
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
921 (b) Abercrombie & Fitch Co, Class A 78,791
1,008 Academy Sports & Outdoors Inc 50,420
65,423 (b),(c) Amazon.com Inc 14,364,928
817 (b) AutoNation Inc 178,735
352 (b) Carvana Co 132,788
1,107 Dick's Sporting Goods Inc 245,997
4,159 Gap Inc/The 88,961
9,169 Home Depot Inc/The 3,715,187
334 Lithia Motors Inc 105,544
295 Murphy USA Inc 114,537
392 (b) PDD Holdings Inc, ADR 51,811
148 (b) RH 30,068
1,118 (b) Urban Outfitters Inc 79,859
3,867 (b) Valvoline Inc 138,864
1,347 (b) Victoria's Secret & Co 36,558
2,185 (b) Wayfair Inc, Class A 195,186
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,608,234
CONSUMER DURABLES & APPAREL - 0.8%
1,423 Cricut Inc, Class A 8,951
132 (b) Installed Building Products Inc 32,559
8,362 KB Home 532,158
690 (b) Mattel Inc 11,613
956 Meritage Homes Corp 69,243
10,432 NIKE Inc, Class B 727,423
4,125 Polaris Inc 239,786
4,598 Somnigroup International Inc 387,749
4,619 (b) Taylor Morrison Home Corp 304,900
966 Toll Brothers Inc 133,443
63 (b) TopBuild Corp 24,624
1,166 Whirlpool Corp 91,648
TOTAL CONSUMER DURABLES & APPAREL 2,564,097
CONSUMER SERVICES - 1.7%
3,780 Aramark 145,152
322 Booking Holdings Inc 1,738,565
2,469 Boyd Gaming Corp 213,445
540 (b) Bright Horizons Family Solutions Inc 58,628
2,332 (b) DraftKings Inc, Class A 87,217
2,771 Hyatt Hotels Corp 393,288
8,649 McDonald's Corp 2,628,344
1,495 (b) Papa John's International Inc 71,984
1,598 (b) Planet Fitness Inc 165,872
1,446 Service Corp International/US 120,336
234 (b) Shake Shack Inc, Class A 21,905
832 Travel + Leisure Co 49,496
354 Wingstop Inc 89,095
TOTAL CONSUMER SERVICES 5,783,327
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
2,446 (b) BJ's Wholesale Club Holdings Inc 228,090
399 Casey's General Stores Inc 225,563
3,709 Costco Wholesale Corp 3,433,162
804 (b) Performance Food Group Co 83,648
2,883 (b) US Foods Holding Corp 220,895
39,905 Walmart Inc 4,112,609
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,303,967

SHARES DESCRIPTION VALUE
ENERGY - 2.4%
6,029 Antero Midstream Corp $ 117,204
1,160 (b) Antero Resources Corp 38,930
1,933 Cheniere Energy Inc 454,216
18,056 Chevron Corp 2,803,916
1,533 (b) Core Natural Resources Inc 127,975
7,168 Exxon Mobil Corp 808,192
4,898 HF Sinclair Corp 256,361
3,278 Liberty Energy Inc 40,451
8,505 Magnolia Oil & Gas Corp, Class A 203,014
6,190 Marathon Petroleum Corp 1,193,061
13,027 Murphy Oil Corp 370,097
4,448 NOV Inc 58,936
11,839 Ovintiv Inc 478,059
748 PBF Energy Inc, Class A 22,567
4,587 Peabody Energy Corp 121,647
30,193 Permian Resources Corp 386,470
5,878 Range Resources Corp 221,248
1,349 Schlumberger NV 46,365
902 SM Energy Co 22,523
8,013 TechnipFMC PLC 316,113
419 (b) Tidewater Inc 22,345
17,266 (b) Transocean Ltd 53,870
TOTAL ENERGY 8,163,560
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
1,942 Agree Realty Corp 137,960
4,305 American Healthcare REIT Inc 180,853
6,110 American Homes 4 Rent, Class A 203,158
15,453 Brixmor Property Group Inc 427,739
10,830 CareTrust REIT Inc 375,584
6,840 Cousins Properties Inc 197,950
909 EastGroup Properties Inc 153,857
4,456 First Industrial Realty Trust Inc 229,350
1,489 Gaming and Leisure Properties Inc 69,402
1,542 Hudson Pacific Properties Inc 4,256
10,398 Independence Realty Trust Inc 170,423
2,204 Lamar Advertising Co, Class A 269,814
2,713 Macerich Co/The 49,377
11,223 NNN REIT Inc 477,763
5,127 Omega Healthcare Investors Inc 216,462
6,974 Phillips Edison & Co Inc 239,417
915 Ryman Hospitality Properties Inc 81,975
5,613 Sabra Health Care REIT Inc 104,626
497 SL Green Realty Corp 29,726
943 Sun Communities Inc 121,647
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,741,339
FINANCIAL SERVICES - 8.7%
1,210 (b) Affirm Holdings Inc 88,427
5,039 AGNC Investment Corp 49,332
1,769 Ally Financial Inc 69,345
6,216 American Express Co 2,064,707
5,502 Annaly Capital Management Inc 111,195
14,405 (b),(c) Berkshire Hathaway Inc, Class B 7,241,970
440 (b) Coinbase Global Inc, Class A 148,496
4,051 Corebridge Financial Inc 129,834
5,354 Equitable Holdings Inc 271,876
3,758 Goldman Sachs Group Inc/The 2,992,683
4,159 Interactive Brokers Group Inc, Class A 286,181
8,522 Intercontinental Exchange Inc 1,435,787
495 LPL Financial Holdings Inc 164,682
7,283 Mastercard Inc, Class A 4,142,643
7,575 MGIC Investment Corp 214,903
14,152 Morgan Stanley 2,249,602

Portfolio of Investments September 30, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
428 PennyMac Financial Services Inc $ 53,021
4,127 Radian Group Inc 149,480
3,553 (b) Robinhood Markets Inc, Class A 508,718
7,935 (b) Rocket Cos Inc, Class A 153,780
3,308 S&P Global Inc 1,610,037
6,433 (b) SoFi Technologies Inc 169,960
2,490 (b) StoneCo Ltd, Class A 47,086
1,550 (b) Toast Inc, Class A 56,590
1,089 Tradeweb Markets Inc, Class A 120,857
813 (a),(b) Upstart Holdings Inc 41,300
909 Virtu Financial Inc, Class A 32,269
13,675 Visa Inc, Class A 4,668,371
1,567 Voya Financial Inc 117,212
4,411 (b) XP Inc, Class A 82,883
TOTAL FINANCIAL SERVICES 29,473,227
FOOD, BEVERAGE & TOBACCO - 2.5%
824 Cal-Maine Foods Inc 77,538
2,834 (b) Celsius Holdings Inc 162,927
45,400 Coca-Cola Co/The 3,010,928
857 (b) Darling Ingredients Inc 26,456
646 (b) Freshpet Inc 35,601
2,711 Ingredion Inc 331,040
16,058 PepsiCo Inc 2,255,185
12,140 Philip Morris International Inc 1,969,108
4,562 (b) Pilgrim's Pride Corp 185,765
2,671 (b) Post Holdings Inc 287,079
TOTAL FOOD, BEVERAGE & TOBACCO 8,341,627
HEALTH CARE EQUIPMENT & SERVICES - 3.5%
17,710 Abbott Laboratories 2,372,077
22,962 (b) Boston Scientific Corp 2,241,780
1,594 (b) Doximity Inc, Class A 116,601
2,194 Encompass Health Corp 278,682
554 (b) ICU Medical Inc 66,458
3,478 (b) Intuitive Surgical Inc 1,555,466
1,861 McKesson Corp 1,437,697
665 (b) Merit Medical Systems Inc 55,348
422 (b) Penumbra Inc 106,901
1,758 (b) Tenet Healthcare Corp 356,944
279 (b) TransMedics Group Inc 31,304
8,445 UnitedHealth Group Inc 2,916,058
1,305 (b) Veeva Systems Inc, Class A 388,773
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,924,089
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
1,085 (b) BellRing Brands Inc 39,440
814 (b) elf Beauty Inc 107,839
21,863 Procter & Gamble Co/The 3,359,250
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,506,529
INSURANCE - 2.1%
5,538 Arthur J Gallagher & Co 1,715,340
633 Hanover Insurance Group Inc/The 114,972
191 Kinsale Capital Group Inc 81,225
117 (b) Markel Group Inc 223,629
8,710 Marsh & McLennan Cos Inc 1,755,326
4,817 Old Republic International Corp 204,578
1,472 (b) Oscar Health Inc, Class A 27,865
1,384 Primerica Inc 384,185
1,130 Reinsurance Group of America Inc 217,107
425 RenaissanceRe Holdings Ltd 107,920
1,301 RLI Corp 84,851
5,853 Travelers Cos Inc/The 1,634,275

SHARES DESCRIPTION VALUE
INSURANCE (continued)
7,327 Unum Group $ 569,894
TOTAL INSURANCE 7,121,167
MATERIALS - 1.1%
18,006 Amcor PLC 147,289
5,193 (b) Axalta Coating Systems Ltd 148,624
2,750 Cabot Corp 209,138
2,709 (b) Coeur Mining Inc 50,821
4,037 Crown Holdings Inc 389,934
12,600 Element Solutions Inc 317,142
2,306 FMC Corp 77,551
4,699 Graphic Packaging Holding Co 91,959
14,383 Hecla Mining Co 174,034
1,509 Louisiana-Pacific Corp 134,060
351 (b) Magnera Corp 4,114
6,441 (b) MP Materials Corp 431,998
148 NewMarket Corp 122,575
1,521 Olin Corp 38,010
540 Reliance Inc 151,648
2,666 Royal Gold Inc 534,746
3,355 RPM International Inc 395,487
1,171 Scotts Miracle-Gro Co/The 66,688
2,778 Southern Copper Corp 337,138
TOTAL MATERIALS 3,822,956
MEDIA & ENTERTAINMENT - 10.9%
43,418 (c) Alphabet Inc, Class A 10,554,916
33,468 Alphabet Inc, Class C 8,151,131
16 (b) AMC Entertainment Holdings Inc, Class A 46
1,078 (b) Liberty Media Corp-Liberty Formula One, Class A 102,647
200 (b) Liberty Media Corp-Liberty Live, Class A 18,860
16,144 Meta Platforms Inc 11,855,831
3,373 (b) Netflix Inc 4,043,957
2,472 (b) Pinterest Inc, Class A 79,524
1,407 (b) ROBLOX Corp, Class A 194,898
624 (b) Roku Inc 62,481
702 (b) Spotify Technology SA 489,996
12,015 Walt Disney Co/The 1,375,718
TOTAL MEDIA & ENTERTAINMENT 36,930,005
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
15,316 (c) AbbVie Inc 3,546,267
2,460 (b) Alkermes PLC 73,800
712 (b) Bridgebio Pharma Inc 36,981
6,217 Eli Lilly & Co 4,743,571
1,324 (b) Exact Sciences Corp 72,436
4,298 (b) Exelixis Inc 177,507
70 (b) GRAIL Inc 4,139
677 (b) Ionis Pharmaceuticals Inc 44,289
17,711 Johnson & Johnson 3,283,974
385 (b) Medpace Holdings Inc 197,952
22,833 Merck & Co Inc 1,916,374
371 (b) Metsera Inc 19,414
48,692 Pfizer Inc 1,240,672
4,059 Royalty Pharma PLC 143,201
3,631 Thermo Fisher Scientific Inc 1,761,108
2,467 (b) Vertex Pharmaceuticals Inc 966,176
864 (a),(b) Viking Therapeutics Inc 22,706
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,250,567
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,199 (b) Jones Lang LaSalle Inc 357,638
4,628 (a),(b) Opendoor Technologies Inc 36,885
1,738 (b) Zillow Group Inc, Class C 133,913
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 528,436

Portfolio of Investments September 30, 2025
(continued)
SPXX

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.0%
5,756 Analog Devices Inc $ 1,414,249
11,543 (c) Applied Materials Inc 2,363,314
32,076 (c) Broadcom Inc 10,582,193
2,270 Entegris Inc 209,884
3,353 Marvell Technology Inc 281,887
154,617 (c) NVIDIA Corp 28,848,439
1,199 (b) Qorvo Inc 109,205
9,952 QUALCOMM Inc 1,655,615
1,524 (a),(b) Rigetti Computing Inc 45,400
675 (b) Semtech Corp 48,229
9,931 Texas Instruments Inc 1,824,622
507 Universal Display Corp 72,820
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 47,455,857
SOFTWARE & SERVICES - 10.0%
905 (b) Adobe Inc 319,239
1,380 (b) Box Inc, Class A 44,533
2,270 (b) Cleanspark Inc 32,915
784 (b) Cloudflare Inc, Class A 168,239
7,120 (b) Dropbox Inc, Class A 215,095
3,584 (a),(b) D-Wave Quantum Inc 88,561
4,340 (b) Dynatrace Inc 210,273
501 (b) Elastic NV 42,329
119 (b) Guidewire Software Inc 27,353
2,290 Intuit Inc 1,563,864
523 (b) Manhattan Associates Inc 107,204
2,706 (a),(b) MARA Holdings Inc 49,412
49,985 Microsoft Corp 25,889,731
2,213 (b) Nutanix Inc, Class A 164,625
13,632 Oracle Corp 3,833,864
1,003 Pegasystems Inc 57,672
1,198 Salesforce Inc 283,926
704 (b) SentinelOne Inc, Class A 12,397
140 (b) ServiceNow Inc 128,839
1,557 (a),(b) SoundHound AI Inc 25,037
535 (b) Strategy Inc 172,382
470 (b) Trade Desk Inc/The, Class A 23,035
2,674 (b) Unity Software Inc 107,067
580 (b) Varonis Systems Inc 33,333
399 (b) Wix.com Ltd 70,874
684 (b) Zscaler Inc 204,967
TOTAL SOFTWARE & SERVICES 33,876,766
TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
100,594 (c) Apple Inc 25,614,250
392 (b) Arrow Electronics Inc 47,432
311 Avnet Inc 16,259
2,456 (b) Ciena Corp 357,766
42,550 Cisco Systems Inc 2,911,271
1,749 (b) Coherent Corp 188,402
127 (b) Fabrinet 46,307
1,286 (b) Pure Storage Inc, Class A 107,780
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,289,467
TELECOMMUNICATION SERVICES - 0.5%
1,065 (b) Array Digital Infrastructure Inc 53,261
2,245 (a),(b) AST SpaceMobile Inc 110,184
19,540 (b) Lumen Technologies Inc 119,585
607 Telephone and Data Systems Inc 23,819
35,179 Verizon Communications Inc 1,546,117
TOTAL TELECOMMUNICATION SERVICES 1,852,966

SHARES DESCRIPTION VALUE
TRANSPORTATION - 1.1%
917 Copa Holdings SA, Class A $ 108,958
910 (b) GXO Logistics Inc 48,130
387 (b) Saia Inc 115,853
9,956 (b) Uber Technologies Inc 975,389
6,722 Union Pacific Corp 1,588,879
8,544 United Parcel Service Inc, Class B 713,680
1,274 (b) XPO Inc 164,690
TOTAL TRANSPORTATION 3,715,579
UTILITIES - 1.7%
2,004 Black Hills Corp 123,426
5,398 (b) Brookfield Renewable Corp 185,799
19,411 Clearway Energy Inc, Class C 548,361
15,612 Duke Energy Corp 1,931,985
11,228 Essential Utilities Inc 447,997
6,651 (b) Hawaiian Electric Industries Inc 73,427
5,795 IDACORP Inc 765,809
2,069 New Jersey Resources Corp 99,622
19,490 OGE Energy Corp 901,802
815 Otter Tail Corp 66,806
69 Southwest Gas Holdings Inc 5,406
3,370 TXNM Energy Inc 190,574
14,191 UGI Corp 471,993
TOTAL UTILITIES 5,813,007
TOTAL COMMON STOCKS
(Cost $73,198,169) 334,641,213
SHARES DESCRIPTION VALUE
5,710,158 EXCHANGE-TRADED FUNDS - 1.7% 5,710,158
17,400 Vanguard Total Stock Market ETF 5,710,158
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,706,328) 5,710,158
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Put S&P 500 Index 10 $ 5,000,000 $ 5,000 10/17/25 551
TOTAL OPTIONS PURCHASED
(Cost $4,224) 10 $ 5,000,000 551
TOTAL LONG-TERM INVESTMENTS
(Cost $77,908,721) 340,351,922
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
683,058 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4.180%(g) 683,058
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $683,058) 683,058
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
6,615,028 REPURCHASE AGREEMENTS - 2.0% 6,615,028
$ 6,615,028 (h) Fixed Income Clearing Corporation 1 .260 10/01/25 6,615,028
TOTAL REPURCHASE AGREEMENTS
(Cost $6,615,028) 6,615,028
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,615,028) 6,615,028
TOTAL INVESTMENTS - 102.8%
(Cost $85,206,807) 347,650,008
OTHER ASSETS & LIABILITIES, NET -  (2.8)% (9,323,943)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 338,326,065

Portfolio of Investments September 30, 2025
(continued)
SPXX

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $657,086.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $6,615,260 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $6,747,396.
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Meta Platforms Inc (50) $ (4,250,000) $ 850 10/17/25 $ (2,350)
Call S&P 500 Index (195) (129,577,500) 6,645 10/17/25 (1,987,050)
Call S&P 500 Index (43) (28,810,000) 6,700 10/17/25 (282,940)
Call S&P 500 Index (40) (27,000,000) 6,750 10/31/25 (303,800)
Call S&P 500 Index (10) (6,850,000) 6,850 10/31/25 (34,950)
Total Options Written (premiums received $2,535,520) (338) $(196,487,500) $(2,611,090)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

SPXX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 334,641,213 $ – $ – $ 334,641,213
Exchange-Traded Funds 5,710,158 – – 5,710,158
Options Purchased 551 – – 551
Investments Purchased with Collateral from Securities
Lending 683,058 – – 683,058
Short-Term Investments:
Repurchase Agreements – 6,615,028 – 6,615,028
Investments in Derivatives:
Options Written (2,611,090) – – (2,611,090)
Total $ 338,423,890 $ 6,615,028 $ – $ 345,038,918